FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Components of Accounts Receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Trade	$ 42.8	$ 92.9